Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Prepayments and Other Current Assets

	December 31,
	2019	2020
	RMB	RMB
Amounts due from China Telecom Group	1,233	1,189
Amounts due from China Tower (See definition in Note 14)	192	138
Amounts due from other telecommunications operators in the PRC	352	204
Prepayments in connection with construction work and equipment purchases	3,352	6,080
Prepaid expenses and deposits	2,993	2,994
Value-added tax recoverable	8,803	8,501
Other receivables	5,294	6,061

	22,219	25,167